SHARE OPTION SCHEME - Summary of Share Options Outstanding Under the Scheme (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Weighted average exercise price
At January 1 (in dollars per share) | $ / shares	$ 10.5970	$ 9.3287	$ 7.1370
Granted during the year (in dollars per share) | $ / shares	19.0400	31.4100	23.5300
Forfeited during the year (in dollars per share) | $ / shares	18.2849	8.1198	2.8336
Exercised during the year (in dollars per share) | $ / shares	4.5153	6.2720	5.0687
At December 31 (in dollars per share) | $ / shares	11.7690	10.5970	9.3287
Exercisable at December 31 (in dollars per share) | $ / shares	$ 11.1479	$ 7.7517	$ 4.5401
Number of options
At January 1 (in shares) | shares	4,440	6,367	9,180
Granted during the year (in shares) | shares	15	15	355
Forfeited during the year (in shares) | shares	(82)	(344)	(708)
Exercised during the year (in shares) | shares	(776)	(1,598)	(2,460)
At December 31 (in shares) | shares	3,597	4,440	6,367
Exercisable at December 31 (in shares) | shares	3,387	3,428	3,470